March 30, 2001

                       DREYFUS VARIABLE INVESTMENT FUND

                      LIMITED TERM HIGH INCOME PORTFOLIO

               SUPPLEMENT TO PROSPECTUS DATED DECEMBER 31, 2000

      The following information supersedes and replaces the information in the third paragraph in the section of the Prospectus entitled "Management."

      The Dreyfus Taxable Fixed Income Team, which consists of sector specialists, collectively makes investment decisions for the portfolio. The team's specialists focus on, and monitor conditions in, the different sectors of the fixed income market. Once different factors have been analyzed, the sector specialists then decide on allocation weights for the portfolio and recommend securities for investment. The portfolio managers comprising the team are identified in the Statement of Additional Information.

                                                                       156s0301


                                                                  March 30, 2001




                        DREYFUS VARIABLE INVESTMENT FUND
                       LIMITED TERM HIGH INCOME PORTFOLIO

                Supplement to Statement of Additional Information
                             Dated December 31, 2000

         The following information supplements and should be read in conjunction with the section of the Fund's Statement of Additional Information entitled "Management Arrangements."

                           PORTFOLIO                 PORTFOLIO MANAGER

                  Limited Term High                  Martin Fetherston
                  Income Portfolio:                  Louis H. Geser
                                                     William Howarth
                                                     Gregory A. Jordan
                                                     John Koerber